Description of the Plan	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Description of the Plan
Description of the Plan

1.Description of the Plan

The following is a brief description of the Old Second Bancorp, Inc. Employees’ 401(k) Savings Plan and Trust (the “Plan”).  Participants should refer to the Plan document or the summary plan description for a more complete description of the Plan’s provisions.

General

The Plan is a defined-contribution plan established to provide deferred compensation benefits to eligible employees.  Under the Plan, all nonunion employees of Old Second Bancorp, Inc. and certain of its affiliates (collectively, the “Company”) who have met certain eligibility requirements may elect to participate in the Plan.  Union employees, leased employees, intermittent commissioned part-time employees and temporary employees as defined by the Employer’s Personnel Policy shall be excluded from participation in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

On July 1, 2025, Old Second Bancorp, Inc. acquired Bancorp Financial, Inc., and it’s wholly-owned subsidiary, Evergreen Bank.  As of that date, the prior existing Bancorp Financial, Inc. 401(k) Plan (“Bancorp Plan”) was terminated.  Upon request participants that were active employees were eligible to rollover the Bancorp Plan funds into the Plan.  Evergreen Bank participants no longer employed by the Company were able to withdraw or rollover their funds to another tax deferred plan at any time after termination.

Contributions

Under provisions of the Plan, participants enter into agreements wherein each participant may elect to contribute an unlimited reduction in compensation to the Plan (subject to statutory wage deferral limitations).  Maximum contribution limits of compensation may apply for certain highly compensated employees.

The Plan allows for a discretionary employer match contribution.  The Plan has a “Safe Harbor” Plan provision, which allows a Company match equal to 100% of the first 3% of the participant’s eligible compensation contributed, and an additional Company match of 50% on the next 2% of the participant’s eligible compensation contributed, allowing a total Company match of 4% if the participant elects a 5% or more contribution rate.  Participants are eligible for matching contributions after one month of service, with the entry date being the first day of the month coincident with or next following the employee's one-month anniversary.  Participants are 100% vested in the safe harbor matching contributions as of the contribution date.  Total employer matching contributions to the plan in 2025 were $2,739,982.

Profit-sharing contributions are based on amounts determined by the Company’s Board of Directors before the end of each year and shall not exceed the maximum amount deductible for federal income tax purposes.  Participants must complete one year of service to be eligible for profit-sharing contributions with the earliest entry date being the first of the month coincident with or next following their one year anniversary date.  For year ended December 31, 2025, no profit-sharing contribution was made by the Company.

Forfeitures may be used to pay Plan expenses, or are used to reduce Company contributions.  There were $810 forfeitures used in the Plan during the year ending December 31, 2025 to reduce the employer matching contributions.

Participants who have attained age 50 before the end of the Plan year are eligible to make additional catch-up contributions.  Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.

Payment of Benefits

Upon termination of service, disability, retirement, or death, each participant or beneficiary may elect to receive accumulated benefits.  The benefit may be paid as a lump-sum amount, a series of installment payments or partial distribution(s), as determined by the participant or beneficiary.  Under certain circumstances, participants may receive a hardship distribution prior to termination upon approval of the plan administrator.  Upon attaining the age of 65, participants are eligible to receive in-service distributions of all vested balances. During 2025 the Plan was amended to allow for in-service distributions of all vested balances upon attaining the age of 59 1/2 effective November 1, 2025.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and the Company’s contributions, and either credited or debited for allocations of (a) Plan earnings (or losses), and (b) certain administrative expenses.  Allocations are based on participant earnings or account balances, as defined.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting

Participants are always fully vested in their employee contributions, rollover contributions, Company matching contributions, and earnings thereon.

Participants vest in the Company’s profit sharing contributions under a 6 year graded schedule as follows:

Years of vesting service	Nonforfeitable percentage
0-1	0%
2	20%
3	40%
4	60%
5	80%
6	100%

Notes Receivable from Participants

Participants may borrow from their accounts a maximum of the lesser of $50,000 or 50% of their vested account balance.  Note terms generally range from one to five years, except in the case of a note for the purpose of acquiring a primary residence.  The term of such note shall be determined by the Company.  The notes are secured by the balance in the participant’s account and bear a reasonable rate of interest as determined by the Company.  Principal and interest are paid ratably through semi-monthly payroll deductions.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to provisions of ERISA.  Upon Plan termination, all participants become fully vested in their account balances.